FINANCIAL EXPENSES (INCOME), NET	6 Months Ended
Jun. 30, 2017
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES (INCOME), NET
NOTE 7:-        FINANCIAL INCOME (EXPENSES), NET

	Six months ended June 30,
	2017	2016
	Unaudited
Financial income:

Revaluation of liabilities presented at fair value	$212	$86
Hedging	-	3
Exchange rate differences	167	100

	379	189
Financial expenses:

Hedging	(2)	-
Exchange rate differences	(364)	(29)
Interest and bank charges	(71)	(57)
Accretion of contingent consideration	-	(23)

	(437)	(109)

Total financial income (expenses), net	$(58)	$80